SUBSEQUENT EVENTS - Issuance of Debentures - Eletrobras (Details) R$ in Thousands	1 Months Ended
Apr. 30, 2021 BRL (R$) shares
Unsecured Bond 2 Series
Disclosure of non-adjusting events after reporting period [line items]
Number of bonds	2,700
Bonds issued | R$	R$ 2,700,000
Unsecured bonds first series
Disclosure of non-adjusting events after reporting period [line items]
Number of bonds	1,200
Unsecured bonds second series
Disclosure of non-adjusting events after reporting period [line items]
Number of bonds	1,500